Convertible notes (Tables)	12 Months Ended
Dec. 31, 2016
Convertible Notes [Abstract]
Schedule of Convertible Notes
A summary of the major terms of the Agreements are presented as follows:

					Conversion
	Principal				discount
Investor	amount	Issue date	Maturity date	Interest rate	rate (b)
LG Capital Funding, LLC	$231	6/10/2015	6/10/2016	8%	35%
JSJ Investments INC	150	6/3/2015	12/3/2015(a)	12%	43%
Crown Bridge Partner, LLC	46	9/11/2015	8/25/2016	5%	42%
Service Trading Company, LLC	105	6/11/2015	6/11/2016	8%	35%
Adar Bays, LLC	158	6/11/2015	6/11/2016	8%	35%
Vis Vires Group, INC	159	6/10/2015	3/15/2016	8%	39%
Black Forest Capital, LLC	300	7/17/2015	7/17/2016	12%	42%
	$1,149

(a)	At any time before, on and after the maturity date, this note has a cash redemption premium of 150%.
(b)
The rate is the discount to the lowest closing bid price of the Company’s ordinary shares for the 10 or 20 days prior to the date of conversion or execution of the convertible note agreements, as the case may be.